Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class F [Member]	Common Class F [Member] Common Stock [Member]
Beginning balance at Oct. 01, 2020	$ 0	$ 0	$ 0		$ 0		$ 0
Beginning balance (in shares) at Oct. 01, 2020					0		0
Issuance of Class F common stock to Sponsor	25,000	24,000	0		$ 0		$ 1,000
Issuance of Class F common stock to Sponsor (in shares)					0		10,000,000
Net income (loss)	(3,329)	0	(3,329)	$ 0		$ (3,329)
Ending balance at Dec. 31, 2020	21,671	24,000	(3,329)		$ 0		$ 1,000
Ending balance (in shares) at Dec. 31, 2020					0		10,000,000
Net income (loss)	11,072,129		11,072,129
Increase in redemption value of Class A common stock subject to possible redemption	(45,885,780)	(24,000)	(45,861,780)
Ending balance at Mar. 31, 2021	(34,791,980)		(34,792,980)				$ 1,000
Ending balance (in shares) at Mar. 31, 2021							10,000,000
Beginning balance at Dec. 31, 2020	21,671	24,000	(3,329)		$ 0		$ 1,000
Beginning balance (in shares) at Dec. 31, 2020					0		10,000,000
Net income (loss)	11,104,488
Ending balance at Jun. 30, 2021	(34,759,621)		(34,760,621)				$ 1,000
Ending balance (in shares) at Jun. 30, 2021							10,000,000
Beginning balance at Dec. 31, 2020	21,671	24,000	(3,329)		$ 0		$ 1,000
Beginning balance (in shares) at Dec. 31, 2020					0		10,000,000
Accretion of Class A common stock subject to possible redemption amount	(45,885,780)	(24,000)	(45,861,780)	(45,817,580)
Net income (loss)	17,922,732		17,922,732	14,109,019		$ 3,813,712
Ending balance at Dec. 31, 2021	(27,941,377)	0	(27,942,377)		$ 0		$ 1,000
Ending balance (in shares) at Dec. 31, 2021					0		10,000,000
Beginning balance at Mar. 31, 2021	(34,791,980)		(34,792,980)				$ 1,000
Beginning balance (in shares) at Mar. 31, 2021							10,000,000
Net income (loss)	32,359		32,359
Ending balance at Jun. 30, 2021	(34,759,621)		(34,760,621)				$ 1,000
Ending balance (in shares) at Jun. 30, 2021							10,000,000
Beginning balance at Dec. 31, 2021	(27,941,377)	0	(27,942,377)		$ 0		$ 1,000
Beginning balance (in shares) at Dec. 31, 2021					0		10,000,000
Net income (loss)	6,449,070		6,449,070
Ending balance at Mar. 31, 2022	(21,492,307)		(21,493,307)				$ 1,000
Ending balance (in shares) at Mar. 31, 2022							10,000,000
Beginning balance at Dec. 31, 2021	(27,941,377)	$ 0	(27,942,377)		$ 0		$ 1,000
Beginning balance (in shares) at Dec. 31, 2021					0		10,000,000
Accretion of Class A common stock subject to possible redemption amount				$ (45,817,580)
Net income (loss)	9,203,778
Ending balance at Jun. 30, 2022	(18,854,609)		(18,855,609)				$ 1,000
Ending balance (in shares) at Jun. 30, 2022							10,000,000
Beginning balance at Mar. 31, 2022	(21,492,307)		(21,493,307)				$ 1,000
Beginning balance (in shares) at Mar. 31, 2022							10,000,000
Net income (loss)	2,754,708		2,754,708
Increase in redemption value of Class A common stock subject to possible redemption	(117,010)		(117,010)
Ending balance at Jun. 30, 2022	$ (18,854,609)		$ (18,855,609)				$ 1,000
Ending balance (in shares) at Jun. 30, 2022							10,000,000